Document and Entity Information	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	ASCENT SOLAR TECHNOLOGIES, INC.
Entity Central Index Key	0001350102
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-3672603
Entity Primary SIC Number	3674
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Address, Address Line One	12300 Grant Street
Entity Address, City or Town	Thornton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80241
City Area Code	720
Local Phone Number	872-5000